Subsequent events - Convertible note financing (Details) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jul. 31, 2022 USD ($)	Apr. 05, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jul. 31, 2023 $ / shares	Jan. 01, 2023	Dec. 31, 2022	Jun. 30, 2022	Apr. 21, 2022
Subsequent events
Reverse stock split ratio					3				3
Proceeds from issuance of convertible notes			$ 86,200	$ 48,621	$ 49,999
Subsequent events
Subsequent events
Reverse stock split ratio										3
Proceeds from issuance of convertible notes		$ 86,200
Interest rate on convertible debt (in percent)						3.00%
Minimum gross proceeds for qualifying IPO	$ 25,000
Conversion price of notes, if the notes have not been converted by July 21, 2023 | $ / shares						$ 9.39
Subsequent events | Should the IPO occur on or before September 30, 2022
Subsequent events
Percentage of discount to gross price per share at which common stock is sold in the IPO			10.00%
Subsequent events | Should the IPO occur on or before December 31, 2022
Subsequent events
Percentage of discount to gross price per share at which common stock is sold in the IPO								15.00%
Subsequent events | Should the IPO occur on or after January 1, 2023 and prior to the maturity date
Subsequent events
Percentage of discount to gross price per share at which common stock is sold in the IPO							20.00%